Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2022
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses (in Dollars)		$ 74,622
Impairment of long-lived assets (in Dollars)
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of management fee	0.40%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of management fee	1.50%
Prestige Capital Markets Fund I L.P., [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of management fee	1.50%
Prestige Capital Markets Fund I L.P., [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of management fee	2.50%